                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-3266
                      (Investment Company Act File Number)

                  Federated Government Income Securities, Inc.

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 2/29/04

               Date of Reporting Period: Six months ended 8/31/03

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated Government Income Securities, Inc.

17TH SEMI-ANNUAL SHAREHOLDER REPORT

August 31, 2003

Class A Shares
Class B Shares
Class C Shares
Class F Shares

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

Financial Highlights--Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended February 28 or 29,
	8/31/2003	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$9.23	$8.82	$8.80	$8.28	$8.79	$8.84
Income From Investment Operations:
Net investment income	0.17	0.42 [1]	0.46 [1,2]	0.52	0.50	0.53 [1]
Net realized and unrealized gain (loss) on investments	(0.26)	0.43	0.07 [2]	0.52	(0.49)	(0.04)

TOTAL FROM INVESTMENT OPERATIONS	(0.09)	0.85	0.53	1.04	0.01	0.49

Less Distributions:
Distributions from net investment income	(0.20)	(0.44)	(0.51)	(0.52)	(0.52)	(0.54)

Net Asset Value, End of Period	$8.94	$9.23	$8.82	$8.80	$8.28	$8.79

Total Return[3]	(1.00)%	9.86%	6.15%	12.91%	0.10%	5.58%

Ratios to Average Net Assets:

Expenses	0.98%[4]	0.98%	0.98%	0.98%	0.98%	0.98%

Net investment income	3.69%[4]	4.69%	5.23%[2]	6.05%	5.79%	5.99%

Expense waiver/reimbursement[5]	0.48%[4]	0.49%	0.48%	0.50%	0.51%	0.46%

Supplemental Data:

Net assets, end of period (000 omitted)	$66,046	$77,994	$123,455	$130,829	$106,328	$182,597

Portfolio turnover	24%	424%	169%	192%	152%	209%

1 Based on average shares outstanding.

2 Effective March 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on debt securities. The effect of this change for the year ended February 28, 2002 was to decrease net investment income per share by $0.05, increase net realized and unrealized gain/loss per share by $0.05, and decrease the ratio of net investment income to average net assets from 5.73% to 5.23%. Per share, ratios and supplemental data for periods prior to February 28, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended February 28 or 29,
	8/31/2003	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$9.20	$8.80	$8.78	$8.26	$8.78	$8.84
Income From Investment Operations:
Net investment income	0.13	0.35 [1]	0.39 [1,2]	0.45	0.43	0.46 [1]
Net realized and unrealized gain (loss) on investments	(0.25)	0.42	0.07 [2]	0.52	(0.50)	(0.05)

TOTAL FROM INVESTMENT OPERATIONS	(0.12)	0.77	0.46	0.97	(0.07)	0.41

Less Distributions:
Distributions from net investment income	(0.16)	(0.37)	(0.44)	(0.45)	(0.45)	(0.47)

Net Asset Value, End of Period	$8.92	$9.20	$8.80	$8.78	$8.26	$8.78

Total Return[3]	(1.28)%	8.97%	5.38%	12.12%	(0.76)%	4.65%

Ratios to Average Net Assets:

Expenses	1.73%[4]	1.73%	1.73%	1.73%	1.73%	1.73%

Net investment income	2.94%[4]	3.94%	4.49%[2]	5.30%	5.04%	5.36%

Expense waiver/reimbursement[5]	0.23%[4]	0.24%	0.23%	0.25%	0.26%	0.21%

Supplemental Data:

Net assets, end of period (000 omitted)	$154,672	$179,786	$116,734	$75,544	$58,643	$48,304

Portfolio turnover	24%	424%	169%	192%	152%	209%

1 Based on average shares outstanding.

2 Effective March 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on debt securities. The effect of this change for the year ended February 28, 2002 was to decrease net investment income per share by $0.05, increase net realized and unrealized gain/loss per share by $0.05, and decrease the ratio of net investment income to average net assets from 4.99% to 4.49%. Per share, ratios and supplemental data for periods prior to February 28, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended February 28 or 29,
	8/31/2003	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$9.23	$8.82	$8.80	$8.28	$8.79	$8.84
Income From Investment Operations:
Net investment income	0.13	0.35 [1]	0.40 [1,2]	0.45	0.43	0.48 [1]
Net realized and unrealized gain (loss) on investments	(0.25)	0.43	0.06 [2]	0.52	(0.49)	(0.06)

TOTAL FROM INVESTMENT OPERATIONS	(0.12)	0.78	0.46	0.97	(0.06)	0.42

Less Distributions:
Distributions from net investment income	(0.16)	(0.37)	(0.44)	(0.45)	(0.45)	(0.47)

Net Asset Value, End of Period	$8.95	$9.23	$8.82	$8.80	$8.28	$8.79

Total Return[3]	(1.28)%	9.05%	5.37%	12.08%	(0.65)%	4.76%

Ratios to Average Net Assets:

Expenses	1.73%[4]	1.73%	1.73%	1.73%	1.73%	1.73%

Net investment income	2.94%[4]	3.94%	4.49%[2]	5.30%	5.04%	5.38%

Expense waiver/reimbursement[5]	0.23%[4]	0.24%	0.23%	0.25%	0.26%	0.21%

Supplemental Data:

Net assets, end of period (000 omitted)	$37,659	$41,532	$32,997	$19,195	$15,413	$15,682

Portfolio turnover	24%	424%	169%	192%	152%	209%

1 Based on average shares outstanding.

2 Effective March 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on debt securities. The effect of this change for the year ended February 28, 2002 was to decrease net investment income per share by $0.04, increase net realized and unrealized gain/loss per share by $0.04, and decrease the ratio of net investment income to average net assets from 4.99% to 4.49%. Per share, ratios and supplemental data for periods prior to February 28, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended February 28 or 29,
	8/31/2003	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$9.22	$8.81	$8.79	$8.27	$8.78	$8.83
Income From Investment Operations:
Net investment income	0.17	0.42 [1]	0.46 [1,2]	0.52	0.50	0.53 [1]
Net realized and unrealized gain (loss) on investments	(0.26)	0.43	0.07 [2]	0.52	(0.49)	(0.05)

TOTAL FROM INVESTMENT OPERATIONS	(0.09)	0.85	0.53	1.04	0.01	0.48

Less Distributions:
Distributions from net investment income	(0.20)	(0.44)	(0.51)	(0.52)	(0.52)	(0.53)

Net Asset Value, End of Period	$8.93	$9.22	$8.81	$8.79	$8.27	$8.78

Total Return[3]	(1.00)%	9.88%	6.15%	12.94%	0.10%	5.49%

Ratios to Average Net Assets:

Expenses	0.98%[4]	0.98%	0.98%	0.98%	0.98%	0.98%

Net investment income	3.69%[4]	4.69%	5.24%[2]	6.05%	5.79%	5.95%

Expense waiver/reimbursement[5]	0.23%[4]	0.24%	0.23%	0.25%	0.26%	0.21%

Supplemental Data:

Net assets, end of period (000 omitted)	$689,414	$750,964	$794,482	$866,574	$955,744	$1,221,022

Portfolio turnover	24%	424%	169%	192%	152%	209%

1 Based on average shares outstanding.

2 Effective March 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on debt securities. The effect of this change for the year ended February 28, 2002 was to decrease net investment income per share by $0.05, increase net realized and unrealized gain/loss per share by $0.05, and decrease the ratio of net investment income to average net assets from 5.74% to 5.24%. Per share, ratios and supplemental data for periods prior to February 28, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

August 31, 2003 (unaudited)

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--8.9%
$17,859,673		Federal Home Loan Mortgage Corp., 7.500%, 1/15/2027, REMIC (Series 1963-Z)	$18,722,831
20,000,000		Federal National Mortgage Association, 6.500%, 9/25/2028, REMIC (Series 2002-W3-A4)	21,100,000
16,669,202		Federal National Mortgage Association, 7.000%, 8/25/2017, REMIC (Series 2002-46-C)	17,585,842
26,815,333		GMAC Mortgage Corp. Loan Trust 2002-J3, 6.000%, 5/25/2017	27,314,366

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $84,475,334)	84,723,039

		MORTGAGE BACKED SECURITIES--72.3%
		Federal Home Loan Mortgage Corp.--23.9%
44,000,000	[1]	5.000%, 10/1/2018 -- 10/1/2033	43,546,240
96,689,332	[1]	5.500%, 10/1/2018 -- 10/1/2033	96,888,217
5,291,115		6.000%, 9/1/2032	5,375,455
32,000,000	[1]	6.500%, 10/1/2033	33,120,000
34,401,752		7.000%, 9/1/2030 - 4/1/2032	36,217,642
9,724,192		7.500%, 6/1/2007 - 8/1/2031	10,375,316
983,877		8.000%, 2/1/2031	1,057,058

		TOTAL	226,579,928

		Federal National Mortgage Association--43.9%
25,000,000	[1]	5.000%, 10/1/2018	25,086,000
53,963,342	[1]	5.500%, 2/1/2018 -- 10/1/2033	53,958,667
140,149,484		6.000%, 5/1/2016 - 2/1/2033	142,896,871
147,952,635		6.500%, 5/1/2028 - 5/1/2033	153,047,152
21,243,006		7.000%, 1/1/2031 - 1/1/2033	22,385,853
12,983,629		7.500%, 7/1/2028 - 6/1/2031	13,750,338
4,691,000		8.000%, 2/1/2030 - 12/1/2032	5,039,073

		TOTAL	416,163,954

Principal Amount			Value
		MORTGAGE BACKED SECURITIES--continued
		Government National Mortgage Association--4.5%
$71,546		6.000%, 5/15/2024	$74,252
2,258,142		7.000%, 1/15/2028 - 10/15/2028	2,397,534
4,829,739		7.500%, 7/15/2029 - 1/15/2031	5,142,612
23,216,711		8.000%, 6/15/2017 - 2/15/2031	24,979,604
1,353,942		8.500%, 12/15/2029 - 11/15/2030	1,463,573
50,031		9.000%, 2/15/2009	53,408
1,509,588		10.500%, 3/15/2016	1,700,173
1,247,109		11.000%, 12/15/2009 - 10/15/2019	1,395,162
3,514,733		12.000%, 5/15/2011 - 1/15/2016	3,990,452
1,177,707		12.500%, 4/15/2010 - 7/15/2015	1,338,404
271,087		13.000%, 1/15/2011 - 11/15/2014	309,847

		TOTAL	42,845,021

		TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $685,045,559)	685,588,903

		U.S. TREASURY--17.7%
		Treasury Securities--17.7%
20,000,000		Notes, 1.125%, 6/30/2005	19,756,200
23,750,000		Notes, 2.375%, 8/15/2006	23,683,263
13,000,000		Notes, 3.000%, 2/15/2008	12,872,080
28,000,000		Notes, 3.875%, 2/15/2013	26,814,480
20,600,000		Bonds, 5.375%, 2/15/2031	21,063,500
11,500,000		Notes, 5.750%, 8/15/2010	12,712,905
12,100,000		Bonds, 7.125%, 2/15/2023	14,758,249
12,200,000		Bonds, 7.250%, 5/15/2016	14,906,936
16,200,000		Bonds, 8.125%, 5/15/2021 - 8/15/2021	21,607,878

		TOTAL U.S. TREASURY (IDENTIFIED COST $170,071,969)	168,175,491

Shares or Principal Amount			Value
		MUTUAL FUND--1.8%
16,765,263	[2]	Government Obligations Fund (at net asset value)	$16,765,263

		REPURCHASE AGREEMENTS--21.2%
$137,500,000	[3,4]	Interest in $800,500,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 1.040%, dated 8/13/2003, to be repurchased at $137,631,083 on 9/15/2003, collateralized by U.S. Government Agency Obligations with various maturities to 6/25/2033	137,500,000
63,000,000	[3,4]	Interest in $394,000,000 joint repurchase agreement with UBS Warburg LLC, 1.040%, dated 8/18/2003, to be repurchased at $63,056,420 on 9/18/2003, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2033	63,000,000

		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	200,500,000

		TOTAL INVESTMENTS--121.9% (IDENTIFIED COST $1,156,858,125)[5]	1,155,752,696

		OTHER ASSETS AND LIABILITIES -- NET--(21.9)%	(207,961,915)

		TOTAL NET ASSETS--100%	$947,790,781

1 All or a portion of this security is subject to dollar roll transactions.

2 Affiliated company.

3 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days if the creditworthiness of the issuer is downgraded.

4 Security held as collateral for dollar roll transactions.

5 The cost of investments for federal tax purposes amounts to $1,157,399,304.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2003.

The following acronym is used throughout this portfolio:

REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

August 31, 2003 (unaudited)

Assets:
Investments in securities	$955,252,696
Investments in repurchase agreements	200,500,000

Total investments in securities, at value, including $16,765,263 of investments in affiliated issuers (identified cost $1,156,858,125)		$1,155,752,696
Income receivable		3,861,757
Receivable for investments sold		20,784,616
Receivable for shares sold		1,118,259
Prepaid expenses		27,295

TOTAL ASSETS		1,181,544,623

Liabilities:
Payable for investments purchased	30,438,066
Payable for shares redeemed	1,786,801
Income distribution payable	1,627,798
Payable to bank	3,079
Payable for dollar roll transactions	199,470,035
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	85,663
Payable for Directors'/Trustees' fees	905
Payable for portfolio accounting fees (Note 5)	15,588
Payable for distribution services fee (Note 5)	124,690
Payable for shareholder services fee (Note 5)	201,217

TOTAL LIABILITIES		233,753,842

Net assets for 106,103,494 shares outstanding		$947,790,781

Net Assets Consist of:
Paid in capital		$1,035,053,573
Net unrealized depreciation of investments		(1,105,429)
Accumulated net realized loss on investments		(82,252,304)
Distributions in excess of net investment income		(3,905,059)

TOTAL NET ASSETS		$947,790,781

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($66,045,965 ÷ 7,384,836 shares outstanding)		$8.94

Offering price per share (100/95.50 of $8.94)[1]		$9.36

Redemption proceeds per share		$8.94

Class B Shares:
Net asset value per share ($154,671,704 ÷ 17,338,914 shares outstanding)		$8.92

Offering price per share		$8.92

Redemption proceeds per share (94.50/100 of $8.92)[1]		$8.43

Class C Shares:
Net asset value per share ($37,658,737 ÷ 4,207,876 shares outstanding)		$8.95

Offering price per share (100/99.00 of $8.95)[1]		$9.04

Redemption proceeds per share (99.00/100 of $8.95)[1]		$8.86

Class F Shares:
Net asset value per share ($689,414,375 ÷ 77,171,868 shares outstanding)		$8.93

Offering price per share (100/99.00 of $8.93)[1]		$9.02

Redemption proceeds per share (99.00/100 of $8.93)[1]		$8.84

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended August 31, 2003 (unaudited)

Investment Income:
Dividends (received from affiliated issuers)			$144,546
Interest (net of dollar roll expense of $3,852,227)			23,627,154

TOTAL INCOME			23,771,700

Expenses:
Investment adviser fee (Note 5)		$3,810,594
Administrative personnel and services fee (Note 5)		382,075
Custodian fees		41,332
Transfer and dividend disbursing agent fees and expenses (Note 5)		402,146
Directors'/Trustees' fees		8,270
Auditing fees		9,209
Legal fees		2,600
Portfolio accounting fees (Note 5)		88,894
Distribution services fee--Class A Shares (Note 5)		86,024
Distribution services fee--Class B Shares (Note 5)		649,636
Distribution services fee--Class C Shares (Note 5)		155,010
Shareholder services fee--Class A Shares (Note 5)		86,024
Shareholder services fee--Class B Shares (Note 5)		216,545
Shareholder services fee--Class C Shares (Note 5)		51,670
Shareholder services fee--Class F Shares (Note 5)		915,958
Share registration costs		44,859
Printing and postage		43,260
Insurance premiums		1,565
Taxes		38,514
Miscellaneous		6,966

TOTAL EXPENSES		7,041,151

Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(1,138,916)
Waiver of transfer and dividend disbursing agent fees and expenses	(7,495)
Waiver of distribution services fee--Class A Shares	(86,024)
Waiver of shareholder services fee--Class F Shares	(7,328)

TOTAL WAIVERS AND REIMBURSEMENT		(1,239,763)

Net expenses			5,801,388

Net investment income			17,970,312

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			5,078,064
Net change in unrealized appreciation/depreciation of investments			(33,125,086)

Net realized and unrealized loss on investments			(28,047,022)

Change in net assets resulting from operations			$(10,076,710)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 8/31/2003	Year Ended 2/28/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$17,970,312	$46,835,167
Net realized gain on investments	5,078,064	28,462,779
Net change in unrealized appreciation/depreciation of investments	(33,125,086)	16,966,450

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(10,076,710)	92,264,396

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(1,464,384)	(3,404,045)
Class B Shares	(3,072,626)	(6,055,992)
Class C Shares	(736,627)	(1,547,773)
Class F Shares	(15,868,682)	(37,385,689)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(21,142,319)	(48,393,499)

Share Transactions:
Proceeds from sale of shares	122,308,210	263,024,741
Net asset value of shares issued to shareholders in payment of distributions declared	9,460,921	19,982,981
Cost of shares redeemed	(203,035,947)	(344,214,188)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(71,266,816)	(61,206,466)

Change in net assets	(102,485,845)	(17,335,569)

Net Assets:
Beginning of period	1,050,276,626	1,067,612,195

End of period (including distributions in excess of net investment income of $(3,905,059) and $(733,052), respectively)	$947,790,781	$1,050,276,626

See Notes which are an integral part of the Financial Statements

Statement of Cash Flows

For the Six Months Ended August 31, 2003 (unaudited)

Increase (Decrease) in Cash
Cash Flows From Operating Activities:
Change in net assets resulting from operations	$(10,076,710)

Adjustments to Reconcile Change in Net Assets Resulting From Operations to Net Cash Provided by Operating Activities:
Purchase of investment securities	(1,600,230,774)
Paydowns on investment securities	127,390,012
Realized loss on paydowns	3,619,455
Proceeds from sale of investment securities	1,585,386,162
Net sales of short-term investment securities	(80,302,294)
Decrease in income receivable	1,580,155
Increase in prepaid expenses	(27,295)
Decrease in payable for accrued expenses	(456,710)
Decrease in receivable for investments sold	274,434,852
Decrease in payable for investments purchased	(227,503,674)
Net realized gain on investments	(5,078,064)
Net amortization/accretion of premium (discount)	(173,953)
Net unrealized depreciation on investments	33,125,086

NET CASH PROVIDED BY OPERATING ACTIVITIES	101,686,248

Cash Flows From Financing Activities:
Cash paid for dollar roll transactions, net	(8,046,155)
Proceeds from sale of shares	124,743,353
Cash distributions paid	(12,210,264)
Payment for shares redeemed	(206,176,261)

NET CASH USED IN FINANCING ACTIVITIES	(101,689,327)

NET DECREASE IN CASH	(3,079)

Cash:
Beginning of period	0

End of period	$(3,079)

Supplemental disclosure of cash flow information: Non-cash financing not included herein consists of reinvestment of dividends and distributions of $9,460,921.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

August 31, 2003 (unaudited)

1. ORGANIZATION

Federated Government Income Securities, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. The Fund's objective is to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividends and distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Dollar Roll Transactions

The Fund enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed-upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed 12 months. The Fund will use the proceeds generated from the transactions to invest in short-term investments or mortgage-backed securities, which may enhance the Fund's current yield and total return.

Information regarding dollar roll transactions for the Fund for the six months ended August 31, 2003, was as follows:

Maximum amount outstanding during the period	$234,665,314

Average amount outstanding during the period[1]	$ 197,724,039

Average monthly shares outstanding during the period	110,504,302

Average debt per shares outstanding during the period	1.79

1 The average amount outstanding during the period was calculated by adding the borrowings at the end of the day and dividing the sum by the number of days in the six months ended August 31, 2003.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of August 31, 2003, the Fund had no outstanding securities on loan.

Statement of Cash Flows

Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Fund's Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount reported as cash in the Fund's Statement of Assets and Liabilities and represents cash on hand in its custodian bank account and does not include any short-term investments at August 31, 2003.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. CAPITAL STOCK

At August 31, 2003, par value shares ($0.001 per share) authorized were as follows:

Share Class	Number of Par Value Capital Stock Authorized
Class A Shares	500,000,000
Class B Shares	500,000,000
Class C Shares	500,000,000
Class F Shares	500,000,000
TOTAL	2,000,000,000

Transactions in capital stock were as follows:

	Six Months Ended 8/31/2003		Year Ended 2/28/2003
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	6,777,298	$61,956,653	10,649,012	$96,901,026
Shares issued to shareholders in payment of distributions declared	102,501	934,136	194,893	1,756,464
Shares redeemed	(7,946,747)	(72,625,634)	(16,381,366)	(146,206,585)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,066,948)	$(9,734,845)	(5,537,461)	$(47,549,095)

	Six Months Ended 8/31/2003		Year Ended 2/28/2003
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	2,074,902	$18,988,160	11,388,895	$102,608,717
Shares issued to shareholders in payment of distributions declared	217,307	1,975,707	403,223	3,626,800
Shares redeemed	(4,487,389)	(40,815,281)	(5,515,674)	(49,616,679)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(2,195,180)	$(19,851,414)	6,276,444	$56,618,838

	Six Months Ended 8/31/2003		Year Ended 2/28/2003
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	3,654,843	$33,523,341	4,837,149	$43,733,136
Shares issued to shareholders in payment of distributions declared	35,183	320,938	64,462	581,613
Shares redeemed	(3,980,376)	(36,442,812)	(4,142,459)	(37,467,748)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(290,350)	$(2,598,533)	759,152	$6,847,001

	Six Months Ended 8/31/2003		Year Ended 2/28/2003
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	856,683	$7,840,056	2,121,323	$$19,781,862
Shares issued to shareholders in payment of distributions declared	684,401	6,230,140	1,561,772	14,018,104
Shares redeemed	(5,831,694)	(53,152,220)	(12,349,053)	(110,923,176)

NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(4,290,610)	$(39,082,024)	(8,665,958)	$(77,123,210)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(7,843,088)	$(71,266,816)	(7,167,823)	$(61,206,466)

4. FEDERAL TAX INFORMATION

At August 31, 2003, the cost of investments for federal tax purposes was $1,157,399,304. The net unrealized depreciation of investments for federal tax purposes was $1,646,608. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,589,566 and net unrealized depreciation from investments for those securities having an excess of cost over value of $11,236,174.

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable to differing treatments for discount accretion/premium amortization of debt securities.

At February 28, 2003, the Fund had a capital loss carryforward of $86,855,521 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2004	$16,981,637

2005	$23,283,777

2008	$26,416,036

2009	$20,174,071

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Government Obligations Fund which is managed by the Fund's Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned by the Fund are recorded as income in the accompanying financial statements and totaled $144,456 for the period.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FServ is based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares.

On August 22, 2003 the Directors'/Trustees' approved a new Agreement. Effective November 1, 2003, the fee paid to FServ will be based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A Shares, Class B Shares and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Government Income Securities, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 313912206
Cusip 313912305
Cusip 313912404
Cusip 313912107

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

8092706 (10/03)

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     [Reserved]

Item 9.     Controls and Procedures

     (a) The  registrant's  President  and  Treasurer  have  concluded  that the registrant's  disclosure  controls and  procedures  (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are  sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure  controls and procedures  within 90 days of the filing date of this report on Form N-CSR.

     (b)  There  were no  changes  in the  registrant's  internal  control  over financial reporting (as defined in rule 30a-3(d) under the Act), or the internal control over financial reporting of its service providers during the last fiscal half year (the  registrant's  second half year in the case of an annual  report)
that have materially  affected,  or are reasonably likely to materially  affect, the registrant's internal control over financial reporting.

Item 10.    Exhibits

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Government Income Securities, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        October 23, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer

Date        October 23, 2003

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        October 23, 2003